CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Common stock - dividends paid	$ 0.05	$ 0.05
Common stock - Dividend declared	$ 0.05	$ 0.05